SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries Explanatory [Abstract]
Disclosure Of Detailed Information About Subsidiaries In Consolidated Financial Statements [Text Block]
Details of the Group’s subsidiaries at the end of the reporting period are as follows:

Name of subsidiary	Principal activity	Country of incorporation	Proportion of ownership interest and voting power held by the Group
			2018	2017
			%	%
Grindrod Shipping Pte. Ltd.	Ship operating and management	Singapore	100%	100%
Grindrod Shipping (South Africa) Pty Ltd	Ship operating and management	South Africa	100%	100%

Held by Grindrod Shipping Pte. Ltd
IVS Bulk Owning Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk Carriers Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 430 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 462 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 475 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 511 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 512 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 603 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 609 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 611 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 612 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 707 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	-
IVS Bulk 3708 Pte. Ltd. (i)	Ship Owning and Operating	Singapore	100%	-
IVS Bulk 3720 Pte. Ltd. (i)	Ship Owning and Operating	Singapore	100%	-
IM Shipping Pte. Ltd. (ii)	Ship Owning and Operating	Singapore	100%	51%
Grindrod Shipping Services UK Limited	To provide shipping and shipping related services	United Kingdom	100%	100%
Unicorn Atlantic Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Unicorn Baltic Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Unicorn Ionia Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Unicorn Tanker Operations (434) Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Ross Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Nyathi Limited	Dormant	Isle of Man	100%	100%
Unicorn Caspian Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Unicorn Marmara Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Scotia Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Malacca Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Bulk Carriers Ltd	Dormant	British Virgin Islands	100%	100%
Unicorn Tankers International Ltd	Dormant	British Virgin Islands	100%	100%
Grindrod Maritime LLC (formerly known as York Maritime Holdings. V. LLC)	Ship Owning and Operating	Marshall Islands	100%	100%
Unicorn Sun Pte. Ltd. (i)	Ship Owning and Operating	Singapore	100%	-
Unicorn Moon Pte. Ltd. (i)	Ship Owning and Operating	Singapore	100%	-

Held by Grindrod Shipping (South Africa) Pty Ltd
Unicorn Bunker Services Proprietary Limited (iii)	Bunker owning and operating	South Africa	-	100%
Comshipco Schiffahrts Agentur GmbH	Ship agents and operators	Germany	100%	100%
Unicorn Calulo Shipping Services Proprietary Limited (iv)	Ship operating	South Africa	-	100%

(i)	These companies were incorporated in 2018.

(ii)	On 6 April 2018, the Group purchased 49% of the remaining issued shares in the joint venture, IM Shipping Pte. Ltd. (“IM Shipping”). Subsequent to the purchase of these shares, IM Shipping became a wholly-owned subsidiary of the Group (Note 41.2).

(iii)	On 1 January 2018, the Group disposed the subsidiary to a related company within Grindrod Limited (Note 39).

(iv)	This company was deregistered in 2018.